                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Highland Capital Management, L.P.
Address: 13455 Noel Rd, Suite 800
         Dallas, TX 75240

Form 13F File Number: 28-10659

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James D. Dondero
Title: President
Phone: 972-628-4100

Signature, Place, and Date of Signing:


/s/ James D. Dondero                    Dallas, TX      August 16, 2010
-------------------------------------   -------------   ---------------
[Signature]                             [City, State]   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number              Name
--------------------   -------------------------
28-_______             _________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
Form 13F Information Table Entry Total:          130
Form 13F Information Table Value Total:      409,010
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number                   Name
---   --------------------   ------------------------------------
___   28-_________________   Cummings Bay Capital Management, L.P.
[Repeat as necessary.]

                                                                SHRS_
                                                                PRN_   SH_ PUT_    INV_
ISSUER                             CLASS        CUSIP   VALUE   AMT    PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- ---------------- --------- ----- -------- --- ---- ---------- -------- -------- ------ ----
ABBOTT LABS                  COM              002824100   286     6122 SH       OTHER                          6122    0
ABRAXAS PETE CORP            COM              003830106  1354   483648 SH       SOLE                  483648           0
ACORDA THERAPEUTICS INC      COM              00484M106  1083    34800 SH       SOLE                   34800           0
ACORDA THERAPEUTICS INC      COM              00484M106   185     5949 SH       OTHER                          5949    0
ADTRAN INC                   COM              00738A106  3311   121400 SH       SOLE                  121400           0
AFLAC INC                    COM              001055102  1442    33800 SH       SOLE                   33800           0
AGRIUM INC                   COM              008916108  2382    45800 SH       SOLE                   45800           0
ALASKA AIR GROUP INC         COM              011659109  3493    77700 SH       SOLE                   77700           0
ALCON INC                    COM SHS          H01301102   254     1715 SH       OTHER                          1715    0
ALLIANCE HEALTHCARE SRVCS IN COM NEW          018606202    60    14815 SH       OTHER                         14815    0
AMEDISYS INC                 COM              023436108   167     3799 SH       OTHER                          3799    0
AMERICAN EAGLE OUTFITTERS NE COM              02553E106   905    77000 SH       SOLE                   77000           0
AMERICAN ITALIAN PASTA CO    PUT              027070951    37      700 SH       SOLE                     700           0
AMERICAN ITALIAN PASTA CO    CL A             027070101  3701    70000 SH       SOLE                   70000           0
AMERIGROUP CORP              COM              03073T102   239     7346 SH       OTHER                          7346    0
AMGEN INC                    COM              031162100  2004    38100 SH       SOLE                   38100           0
ANGIOTECH PHARMACEUTICALS IN COM              034918102  4766  6354559 SH       SOLE                 6354559           0
APPLE INC                    COM              037833100  8567    34060 SH       SOLE                   34060           0
ARTHROCARE CORP              COM              043136100   239     7795 SH       OTHER                          7795    0
ATHENAHEALTH INC             COM              04685W103   112     4285 SH       OTHER                          4285    0
BALDOR ELEC CO               COM              057741100  3632   100667 SH       SOLE                  100667           0
BED BATH & BEYOND INC        COM              075896100   319     8611 SH       SOLE                    8611           0
BEST BUY INC                 COM              086516101  1920    56700 SH       SOLE                   56700           0
BLACKROCK INC                COM              09247X101  1119     7800 SH       SOLE                    7800           0
BRUKER CORP                  COM              116794108  1046    86041 SH       SOLE                   86041           0
CA INC                       COM              12673P105   447    24300 SH       SOLE                   24300           0
CALPINE CORP                 COM NEW          131347304  1743   136997 SH       SOLE                  136997           0
CAPITAL ONE FINL CORP        COM              14040H105   472    11700 SH       SOLE                   11700           0
CAPSTEAD MTG CORP            COM NO PAR       14067E506 18382  1662069 SH       SOLE                 1662069           0
CARDTRONICS INC              COM              14161H108   641    49495 SH       SOLE                   49495           0
CATALYST HEALTH SOLUTIONS IN COM              14888B103   169     4897 SH       OTHER                          4897    0
CAVIUM NETWORKS INC          COM              14965A101  4329   165300 SH       SOLE                  165300           0
CELGENE CORP                 COM              151020104    93     1837 SH       OTHER                          1837    0
CERNER CORP                  COM              156782104  2322    30600 SH       SOLE                   30600           0
CERNER CORP                  COM              156782104   149     1959 SH       OTHER                          1959    0
CF INDS HLDGS INC            COM              125269100  3719    58611 SH       SOLE                   58611           0
CHECK POINT SOFTWARE TECH LT ORD              M22465104   430    14584 SH       SOLE                   14584           0
CLEARWIRE CORP NEW           CL A             18538Q105  2601   357243 SH       SOLE                  357243           0
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  8662   173039 SH       SOLE                  175457           0
CONCHO RES INC               COM              20605P101  4670    84401 SH       SOLE                   84401           0
COSTCO WHSL CORP NEW         COM              22160K105  2171    39600 SH       SOLE                   39600           0
CROSSTEX ENERGY L P          COM              22765U102 11440  1085400 SH       SOLE                 1085400           0
CROWN HOLDINGS INC           COM              228368106  2386    95303 SH       SOLE                   95303           0
DELTA AIR LINES INC DEL      COM NEW          247361702   122    10378 SH       SOLE                   10378           0
DENDREON CORP                COM              24823Q107    99     3061 SH       OTHER                          3061    0
DG FASTCHANNEL INC           COM              23326R109  4936   151505 SH       SOLE                  151505           0
DIAMOND FOODS INC            COM              252603105  3432    83500 SH       SOLE                   83500           0
DIONEX CORP                  COM              254546104    92     1233 SH       OTHER                          1233    0
DISCOVER FINL SVCS           COM              254709108   140    10000 SH       SOLE                   10000           0
DUPONT FABROS TECHNOLOGY INC COM              26613Q106  6894   280700 SH       SOLE                  280700           0
EBAY INC                     COM              278642103   229    11663 SH       SOLE                   11663           0
ECLIPSYS CORP                COM              278856109  2358   132200 SH       SOLE                  132200           0
EDWARDS LIFESCIENCES CORP    COM              28176E108   287     5116 SH       OTHER                          5116    0
ENSIGN GROUP INC             COM              29358P101   170    10285 SH       OTHER                         10285    0
ENTRAVISION COMMUNICATIONS C CL A             29382R107  2812  1332712 SH       SOLE                 1332712           0
EQUINIX INC                  COM NEW          29444U502  3159    38896 SH       SOLE                   66532           0
FLEXTRONICS INTL LTD         ORD              Y2573F102   195    34822 SH       SOLE                   34822           0
FOREST LABS INC              COM              345838106  1104    40250 SH       SOLE                   40250           0
FOREST LABS INC              COM              345838106   191     6971 SH       OTHER                          6971    0
GAMESTOP CORP NEW            CL A             36467W109  1368    72800 SH       SOLE                   72800           0
G-III APPAREL GROUP LTD      COM              36237H101  4333   189300 SH       SOLE                  189300           0
GILEAD SCIENCES INC          COM              375558103  3479   101500 SH       SOLE                  101500           0
GILEAD SCIENCES INC          COM              375558103   189     5510 SH       OTHER                          5510    0
GLOBAL PMTS INC              COM              37940X102  2002    54800 SH       SOLE                   54800           0
GLOBALSTAR INC               COM              378973408    13     8262 SH       SOLE                    8262           0
GRAINGER W W INC             COM              384802104    59      596 SH       SOLE                     596           0
GRAY TELEVISION INC          CL A             389375205    57    23543 SH       SOLE                   23543           0
GREAT LAKES DREDGE & DOCK CO COM              390607109  1363   227100 SH       SOLE                  227100           0
HALLIBURTON CO               COM              406216101   930    37900 SH       SOLE                   37900           0
HEALTH MGMT ASSOC INC NEW    CL A             421933102  3519   452900 SH       SOLE                  452900           0
HELMERICH & PAYNE INC        COM              423452101   584    16000 SH       SOLE                   16000           0
HIGHLAND CR STRATEGIES FD    COM              43005Q107  4533   635768 SH       SOLE                  635768           0
HILLTOP HOLDINGS INC         COM              432748101   506    50545 SH       SOLE                   50545           0
HOLOGIC INC                  COM              436440101   153    11000 SH       OTHER                         11000    0
HOSPITALITY PPTYS TR         COM SH BEN INT   44106M102  5642   267400 SH       SOLE                  267400           0
HUMAN GENOME SCIENCES INC    COM              444903108   908    40050 SH       SOLE                   40050           0
ICO GLOBAL COMM HLDGS LTD DE CL A             44930K108 68577 42594620 SH       SOLE                42594620           0
IESI BFC LTD                 COM              44951D108  2620   130300 SH       SOLE                  130300           0
INTERNATIONAL BUSINESS MACHS COM              459200101  3457    28000 SH       SOLE                   28000           0
INVACARE CORP                PUT              461203951     4      180 SH       OTHER                           180    0
JARDEN CORP                  COM              471109108  1231    45806 SH       SOLE                   45806           0
LEAR CORP                    COM NEW          521865204   104     1577 SH       SOLE                    1577           0
LHC GROUP INC                COM              50187A107   170     6122 SH       OTHER                          6122    0
LIFE TIME FITNESS INC        COM              53217R207  2801    88100 SH       SOLE                   88100           0
LILLY ELI & CO               COM              532457108   235     7000 SH       OTHER                          7000    0
LOCKHEED MARTIN CORP         COM              539830109   730     9800 SH       SOLE                    9800           0
LORAL SPACE & COMMUNICATNS I COM              543881106 60877  1425030 SH       SOLE                 1425030           0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT   55608B105  2774   216900 SH       SOLE                  216900           0
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100  3152    60657 SH       SOLE                   60657           0
MASTERCARD INC               CL A             57636Q104  1477     7400 SH       SOLE                    7400           0
MATTEL INC                   COM              577081102  4510   213117 SH       SOLE                  213117           0
MCKESSON CORP                COM              58155Q103  2841    42300 SH       SOLE                   42300           0
MEDASSETS INC                COM              584045108  1466    62606 SH       SOLE                   62606           0
MICROVISION INC DEL          COM              594960106 10802  3649326 SH       SOLE                 3649326           0
MIRANT CORP NEW              COM              60467R100    40     3790 SH       SOLE                    3790           0

MOLINA HEALTHCARE INC        COM              60855R100   176     6110 SH       OTHER                          6110    0
NEWFIELD EXPL CO             COM              651290108   185     3790 SH       SOLE                    3790           0
NRG ENERGY INC               COM NEW          629377508  1924    90700 SH       SOLE                   90700           0
ON SEMICONDUCTOR CORP        COM              682189105  1351   211679 SH       SOLE                  211679           0
PFIZER INC                   COM              717081103   148    10407 SH       OTHER                         10407    0
PROSHARES TR                 PSHS HLTH CARE   74347R610   177     4500 SH       OTHER                          4500    0
PROSHARES TR                 PSHS ULSHT SP500 74347R883   204     5406 SH       OTHER                          5406    0
PROSHARES TR II              ULTRASHRT EURO   74347W882   875    35000 SH       SOLE                   35000           0
RACKSPACE HOSTING INC        COM              750086100   423    23089 SH       SOLE                   23089           0
RESMED INC                   PUT              761152957    12      200 SH       OTHER                           200    0
RESOLUTE ENERGY CORP         COM              76116A108   956    78141 SH       SOLE                   78141           0
ROVI CORP                    COM              779376102  7369   194386 SH       SOLE                  194386           0
RTI INTL METALS INC          COM              74973W107   516    21387 SH       SOLE                   21387           0
SALLY BEAUTY HLDGS INC       COM              79546E104   862   105092 SH       SOLE                  105092           0
SBA COMMUNICATIONS CORP      COM              78388J106  8046   236567 SH       SOLE                  236567           0
SEQUENOM INC                 COM NEW          817337405   157    26591 SH       OTHER                         26591    0
SOLUTIA INC                  COM NEW          834376501  3107   237211 SH       SOLE                  237211           0
SUCCESSFACTORS INC           COM              864596101  3601   173200 SH       SOLE                  173200           0
SUN HEALTHCARE GROUP INC     COM NEW          866933401   178    22038 SH       OTHER                         22038    0
SYNIVERSE HLDGS INC          COM              87163F106  9966   487332 SH       SOLE                  487332           0
TEMPUR PEDIC INTL INC        COM              88023U101  3333   108400 SH       SOLE                  108400           0
TENET HEALTHCARE CORP        COM              88033G100    65    15000 SH       OTHER                         15000    0
TENNECO INC                  COM              880349105   123     5852 SH       SOLE                    5852           0
TERADATA CORP DEL            COM              88076W103  4356   142900 SH       SOLE                  142900           0
TEREX CORP NEW               COM              880779103   420    22400 SH       SOLE                   22400           0
TERRESTAR CORP               COM              881451108     1     1000 SH       SOLE                    1000           0
THORATEC CORP                COM NEW          885175307   184     4300 SH       OTHER                          4300    0
ULTA SALON COSMETCS & FRAG I COM              90384S303  2515   106300 SH       SOLE                  106300           0
UNITED THERAPEUTICS CORP DEL COM              91307C102  1872    38363 SH       OTHER                         38363    0
UNITEDHEALTH GROUP INC       COM              91324P102   155     5461 SH       OTHER                          5461    0
UNIVERSAL HLTH SVCS INC      CL B             913903100   238     6787 SH       OTHER                          6787    0
URBAN OUTFITTERS INC         COM              917047102  5172   150407 SH       SOLE                  150407           0
VALASSIS COMMUNICATIONS INC  COM              918866104  7299   230100 SH       SOLE                  230100           0
VIACOM INC NEW               CL A             92553P102  7284   232200 SH       SOLE                  232200           0
VISA INC                     COM CL A         92826C839  2335    33000 SH       SOLE                   33000           0
WARNER CHILCOTT PLC IRELAND  SHS A            G94368100  1497    65497 SH       OTHER                         65497    0
WELLPOINT INC                COM              94973V107   180     3673 SH       OTHER                          3673    0
WEST PHARMACEUTICAL SVSC INC PUT              955306955    10      286 SH       OTHER                           286    0
YAMANA GOLD INC              COM              98462Y100   565    51700 SH       SOLE                   51700           0